11. BUSINESS SEGMENTS	6 Months Ended
Jun. 30, 2014
Segment Reporting [Abstract]
BUSINESS SEGMENTS

The Company operates three reportable business segments: Real Estate Leasing, Wholesale Supply, and Consulting Services.  Real Estate Leasing owns, operates, and leases warehouses to third parties for the purpose of growing marijuana.  The Company’s Wholesale Supply segment primarily serves as distributor of certain industry specific products used by manufacturers and dispensaries.  Income (loss) from the Company’s Consulting Services business is derived primarily through the Company’s extensive knowledge of the cannabis industry and the abilities of employees to assist entrepreneurs succeed in the marijuana industry.

For the three months ended June 30, 2014:

	Wholesale Supply	Real Estate Leasing	Consulting Services	Total
Net revenue	$435	$28,765	$33,600	$62,800

Operating expenses and other	4,888	4,101	276,618	285,607

Income (loss)	$(4,453)	$24,664	$(243,018)	$(222,807)

For the six months ended June 30, 2014:

	Wholesale Supply	Real Estate Leasing	Consulting Services	Total
Net revenue	$435	$57,530	$53,600	$111,565

Operating expenses and other	4,888	359,722	1,175,684	1,540,294

Income (loss)	$(4,453)	$(302,192)	$(1,122,084)	$(1,428,729)

Property and equipment, net	$454,771	$1,132	$2,067	$457,970

Receivables, net	$--	$81,922	$27,547	$109,469

Inventory	$26,247	$--	$--	$26,247